Guarantor and Non-Guarantor Financial Statements	9 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Guarantor and Non-Guarantor Financial Statements

NOTE 18 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International, LLC’s obligations under the Senior Notes described in Note 9.

The condensed financial information that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International, LLC and a guarantor of the Senior Notes, (b) UCI International, LLC, which is the issuer of the Senior Notes, (c) certain of the U.S. subsidiaries which guarantee the Senior Notes (the “Guarantor Subsidiaries”), (d) the non-U.S. subsidiaries and certain U.S. subsidiaries which do not guarantee the Senior Notes (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet

September 30, 2015

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$43,988	$—	$75	$7,096	$26,922	$9,895
Intercompany receivables — current	—	(220,438)	5,902	139,415	44,656	30,465
Accounts receivable, net	119,084	—	—	—	103,062	16,022
Related party receivables	8,445	—	—	—	8,445	—
Inventories, net	180,600	—	—	—	149,087	31,513
Deferred tax assets	15,043	—	—	—	13,546	1,497
Other current assets	25,578	—	—	2,346	15,278	7,954

Total current assets	392,738	(220,438)	5,977	148,857	360,996	97,346
Property, plant and equipment, net	124,022	—	—	—	81,982	42,040
Investment in subsidiaries	—	(529,796)	67,810	356,097	105,889	—
Goodwill	218,209	—	—	—	192,387	25,822
Other intangible assets, net	239,836	—	—	—	235,422	4,414
Intercompany receivables non-current	—	(113,825)	102,071	—	11,754	—
Deferred financing costs, net	9,337	—	—	9,337	—	—
Other long-term assets	775	—	—	—	563	212

Total assets	$984,917	$(864,059)	$175,858	$514,291	$988,993	$169,834

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$108,511	$—	$—	$—	$85,656	$22,855
Current maturities of long-term debt	61	—	—	—	59	2
Related party payables	5,516	—	4,860	—	83	573
Intercompany payables — current	—	(220,438)	—	—	193,170	27,268
Product returns liability	27,231	—	—	—	26,676	555
Interest payable	4,414	—	—	4,414	—	—
Accrued expenses and other current liabilities	61,069	—	7,401	(3,221)	48,388	8,501

Total current liabilities	206,802	(220,438)	12,261	1,193	354,032	59,754
Long-term debt, less current maturities	477,055	—	—	476,981	58	16
Pension and other post-retirement liabilities	88,643	—	—	—	88,481	162
Deferred tax liabilities	45,517	—	—	(43,442)	85,873	3,086
Intercompany payables — non-current	—	(113,825)	—	11,749	102,071	5
Long-term related party payables	101	—	—	—	101	—
Other long-term liabilities	3,202	—	—	—	2,280	922
Total shareholder’s equity (deficit)	163,597	(529,796)	163,597	67,810	356,097	105,889

Total liabilities and shareholder’s equity (deficit)	$984,917	$(864,059)	$175,858	$514,291	$988,993	$169,834

Condensed Consolidating Balance Sheet

December 31, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$41,468	$—	$75	$2,626	$29,242	$9,525
Intercompany receivables — current	—	(255,603)	2,071	179,121	42,638	31,773
Accounts receivable, net	140,762	—	—	—	121,715	19,047
Related party receivables	17,185	—	—	—	17,185	—
Inventories, net	180,517	—	—	—	148,993	31,524
Deferred tax assets	27,009	—	—	1,466	24,011	1,532
Discontinued current assets	133,601	—	—	—	129,591	4,010
Other current assets	19,358	—	4	2,163	10,029	7,162

Total current assets	559,900	(255,603)	2,150	185,376	523,404	104,573
Property, plant and equipment, net	138,404	—	—	—	95,126	43,278
Investment in subsidiaries	—	(856,463)	128,236	624,722	103,505	—
Goodwill	219,125	—	—	—	192,389	26,736
Other intangible assets, net	253,685	—	—	—	248,229	5,456
Intercompany receivables non-current	—	(100,005)	100,000	—	5	—
Deferred financing costs, net	11,578	—	—	11,578	—	—
Discontinued long-term assets	176,051	(7,265)	—	—	178,925	4,391
Other long-term assets	1,380	—	—	—	681	699

Total assets	$1,360,123	$(1,219,336)	$230,386	$821,676	$1,342,264	$185,133

Liabilities and shareholder’s equity
Accounts payable	$111,888	$—	$—	$—	$83,104	$28,784
Current maturities of long-term debt	23,066	—	—	23,000	59	7
Related party payables	2,450	—	1,706	—	—	744
Intercompany payables — current	—	(255,603)	—	3,160	220,727	31,716
Product returns liability	35,736	—	—	—	35,251	485
Interest payable	13,083	—	—	13,083	—	—
Discontinued current liabilities	44,628	—	—	—	44,283	345
Accrued expenses and other current liabilities	39,970	—	2,940	(6,753)	37,096	6,687

Total current liabilities	270,821	(255,603)	4,646	32,490	420,520	68,768
Long-term debt, less current maturities	684,798	—	—	684,679	101	18
Pension and other post-retirement liabilities	90,296	—	—	—	90,207	89
Deferred tax liabilities	55,695	—	—	(23,729)	75,692	3,732
Intercompany payables — non-current	—	(100,005)	—	—	100,000	5
Long-term related party payables	101	—	—	—	101	—
Discontinued long-term liabilities	30,183	(318)	159	159	29,392	791
Other long-term liabilities	2,648	—	—	—	1,688	960
Total shareholder’s equity (deficit)	225,581	(863,410)	225,581	128,077	624,563	110,770

Total liabilities and shareholder’s equity (deficit)	$1,360,123	$(1,219,336)	$230,386	$821,676	$1,342,264	$185,133

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended September 30, 2015

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$188,984	$(34,819)	$—	$—	$173,582	$50,221
Cost of sales	178,320	(34,819)	—	38	167,816	45,285

Gross profit	10,664	—	—	(38)	5,766	4,936
Operating expenses
Selling, general and administrative	(11,708)	—	—	(137)	(9,750)	(1,821)
Amortization of acquired intangible assets	(4,274)	—	—	—	(4,079)	(195)
Restructuring costs, net	(2,272)	—	—	—	(2,272)	—

Operating (loss) income	(7,590)	—	—	(175)	(10,335)	2,920
Other expense
Interest (expense) income, net	(3,711)	—	6,969	(10,692)	—	12
Intercompany interest	—	—	518	5,565	(6,083)	—
Loss on early extinguishment of debt	(1,840)	—	—	(1,840)	—	—
Miscellaneous, net	(943)	—	196	(7)	(1,117)	(15)

(Loss) income before income taxes	(14,084)	—	7,683	(7,149)	(17,535)	2,917
Income tax expense	(3,402)	—	(2,152)	385	195	(1,830)

(Loss) income before equity in earnings of subsidiaries from continuing operations	(17,486)	—	5,531	(6,764)	(17,340)	1,087
Equity (deficit) in earnings of subsidiaries from continuing operations	—	38,183	(23,017)	(16,253)	1,087	—
Income (loss) from discontinued operations, net of tax	18,192	(18,297)	18,192	(22)	18,319	—

Net income (loss)	$706	$19,886	$706	$(23,039)	$2,066	$1,087

Comprehensive (loss) income	$(3,057)	$22,540	$(10,670)	$(20,273)	$4,832	$514

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended September 30, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$200,053	$(38,702)	$—	$—	$187,318	$51,437
Cost of sales	176,021	(38,702)	—	76	170,152	44,495

Gross profit	24,032	—	—	(76)	17,166	6,942
Operating expenses
Selling, general and administrative	(12,102)	—	57	(232)	(9,885)	(2,042)
Amortization of acquired intangible assets	(4,078)	—	—	—	(3,845)	(233)
Restructuring costs, net	(5,823)	—	—	—	(5,801)	(22)
Trademark impairment loss	—	—	—	—	—	—

Operating (loss) income	2,029	—	57	(308)	(2,365)	4,645
Other expense
Interest (expense) income, net	1,487	—	11,799	(13,879)	3,557	10
Intercompany interest	—	—	518	5,548	(6,022)	(44)
Miscellaneous, net	(1,937)	—	(916)	—	(987)	(34)

Income (loss) before income taxes	1,579	—	11,458	(8,639)	(5,817)	4,577
Income tax (expense) benefit	1,026	—	(1,928)	3,325	1,398	(1,769)

Income (loss) before equity in earnings of subsidiaries from continuing operations	2,605	—	9,530	(5,314)	(4,419)	2,808
(Loss) income before equity in earnings of subsidiaries from continuing operations	—	5,728	(6,925)	(1,611)	2,808	—
Income (loss) from discontinued operations, net of tax	36	55	36	36	36	(127)

Net income (loss)	$2,641	$5,783	$2,641	$(6,889)	$(1,575)	$2,681

Comprehensive (loss) income	$(11,613)	$53,619	$(51,618)	$(9,489)	$(4,175)	$50

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Nine Months Ended September 30, 2015

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$591,824	$(108,705)	$—	$—	$549,077	$151,452
Cost of sales	545,983	(108,705)	—	34	522,962	131,692

Gross profit	45,841	—	—	(34)	26,115	19,760
Operating expenses
Selling, general and administrative	(39,074)	—	—	(561)	(32,649)	(5,864)
Amortization of acquired intangible assets	(12,365)	—	—	—	(11,770)	(595)
Restructuring costs, net	(9,012)	—	—	—	(9,012)	—

Operating (loss) income	(14,610)	—	—	(595)	(27,316)	13,301
Other expense
Interest (expense) income, net	(10,380)	—	21,465	(31,875)	—	30
Intercompany interest	—	—	1,544	16,702	(18,246)	—
Loss on early extinguishment of debt	(1,840)	—	—	(1,840)	—	—
Miscellaneous, net	(2,874)	—	243	(7)	(3,062)	(48)

(Loss) income before income taxes	(29,704)	—	23,252	(17,615)	(48,624)	13,283
Income tax expense	(15,534)	—	(6,513)	(622)	(3,220)	(5,179)

(Loss) income before equity in earnings of subsidiaries from continuing operations	(45,238)	—	16,739	(18,237)	(51,844)	8,104
Equity (deficit) in earnings of subsidiaries from continuing operations	—	89,779	(61,977)	(35,906)	8,104	—
Income (loss) from discontinued operations, net of tax	2,618	(773)	2,618	(7,902)	8,923	(248)

Net (loss) income	$(42,620)	$89,006	$(42,620)	$(62,045)	$(34,817)	$7,856

Comprehensive (loss) income	$(61,984)	$127,086	$(98,055)	$(61,342)	$(34,114)	$4,441

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Nine Months Ended September 30, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$598,621	$(121,691)	$—	$—	$557,626	$162,686
Cost of sales	524,003	(121,691)	—	50	508,085	137,559

Gross profit	74,618	—	—	(50)	49,541	25,127
Operating expenses
Selling, general and administrative	(40,829)	—	—	(502)	(34,425)	(5,902)
Amortization of acquired intangible assets	(12,246)	—	—	—	(11,536)	(710)
Restructuring costs, net	(14,200)	—	—	—	(13,935)	(265)
Trademark impairment loss	(38,000)	—	—	—	(38,000)	—

Operating (loss) income	(30,657)	—	—	(552)	(48,355)	18,250
Other expense
Interest (expense) income, net	(25,212)	—	5,439	(41,366)	10,663	52
Intercompany interest	—	—	1,514	16,685	(18,031)	(168)
Miscellaneous, net	(3,744)	—	(915)	—	(2,869)	40

(Loss) income from continuing operations before income taxes	(59,613)	—	6,038	(25,233)	(58,592)	18,174
Income tax benefit (expense)	21,393	—	(1,951)	9,510	19,358	(5,524)

(Loss) income before equity in earnings of subsidiaries from continuing operations	(38,220)	—	4,087	(15,723)	(39,234)	12,650
Equity (deficit) in earnings of subsidiaries from continuing operations	—	56,241	(42,307)	(26,584)	12,650	—
Income (loss) from discontinued operations, net of tax	2,719	(5,296)	2,719	2,719	2,719	(142)

Net (loss) income	$(35,501)	$50,945	$(35,501)	$(39,588)	$(23,865)	$12,508

Comprehensive (loss) income	$(43,529)	$76,717	$(60,997)	$(42,325)	$(26,602)	$9,678

Condensed Consolidating Statement of Cash Flows

Nine Months Ended September 30, 2015

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$(1,060)	$—	$—	$(8,976)	$1,897	$6,019

Cash flows from investing activities:
Capital expenditures	(14,457)	—	—	—	(11,410)	(3,047)
Proceeds from sale of Wells, net of cash sold	248,377	—	—	—	248,377	—
Proceeds from sale of property, plant and equipment	293	—	—	—	293	—

Net cash provided by (used in) investing activities	234,213	—	—	—	237,260	(3,047)

Cash flows from financing actvities:
Revolver borrowings	10,000	—	—	10,000	—	—
Revolver repayments	(30,000)	—	—	(30,000)	—	—
Payment of deferred financing costs	(2,032)	—	—	(2,032)	—	—
Term loan repayments	(288,000)	—	—	(288,000)	—	—
ABL borrowings	76,981	—	—	76,981	—	—
Other debt repayments	(51)	—	—	—	(51)	—
Intercompany dividends received (paid)	—	—	—	—	2,368	(2,368)
Change in intercompany indebtedness	—	—	—	246,497	(246,497)	—

Net cash provided by (used in) financing activities	(233,102)	—	—	13,446	(244,180)	(2,368)
Effect of exchange rate changes on cash	(531)	—	—	—	—	(531)

Net increase (decrease) in cash and cash equivalents	(480)	—	—	4,470	(5,023)	73
Cash and cash equivalents at beginning of period	44,468	—	75	2,626	31,945	9,822

Cash and cash equivalents at end of period	$43,988	$—	$75	$7,096	$26,922	$9,895

Condensed Consolidating Statement of Cash Flows (Unaudited)

Nine Months Ended September 30, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash (used in) provided by operating activities	$(36,382)	$—	$14	$(8,150)	$(37,679)	$9,433

Cash flows from investing activities:
Capital expenditures	(27,059)	—	—	—	(22,162)	(4,897)
Proceeds from sale of property, plant and equipment	1,494	—	—	—	1,004	490

Net cash used in investing activities	(25,565)	—	—	—	(21,158)	(4,407)
Cash flows from financing activities:
Revolver borrowings	20,000	—	—	20,000	—	—
Debt repayments	(2,303)	—	—	(2,250)	(44)	(9)
Intercompany dividends received (paid)	—	—	—	—	9,446	(9,446)

Net cash provided by (used in) financing activities	17,697	—	—	17,750	9,402	(9,455)
Effect of exchange rate changes on cash	(550)	—	—	—	—	(550)

Net (decrease) increase in cash and cash equivalents	(44,800)	—	14	9,600	(49,435)	(4,979)
Cash and cash equivalents at beginning of period	76,619	—	1	3,026	57,407	16,185

Cash and cash equivalents at end of period	$31,819	$—	$15	$12,626	$7,972	$11,206